Document and Entity Information	Oct. 01, 2025
Details
Registrant CIK	0002038564
Document Type	8-K
Document Period End Date	Oct. 01, 2025
Entity Registrant Name	Alphega Innovations Corp
Entity Incorporation, State or Country Code	WY
Entity File Number	333-286526
Entity Tax Identification Number	36-5113418
Entity Address, Address Line One	30 N Gould St., Ste R.
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
City Area Code	646
Local Phone Number	624-3352
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false